Non-financial Assets and Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Financial Assets and Financial Liabilities [Abstract]
Schedule of Available-for-sale Financial Assets	Available-for-sale financial assets include the following assets:
	30 June	30 June
	2025	2024
	$	$

Intellectual property	-	2,997,592
	-	2,997,592

Schedule of Intangible Assets

(b) Intangible assets

	AVb6 Integrin	hu PSA Anti-body	NanoMab	MAb	Pharma 15	Pivalate	Other Intellectual Property	Total
	$	$	$	$	$	$	$	$
Year ended 30 June 2024
Opening net book amount	15,952,216	11,126,011	22,568,002	1,357,466	6,857,500	293,529	386,510	58,541,234
Sale of asset(note 6(a)	-	-	(4,742,125)	-	-	-	(122,111)	(4,864,236)
Exchange difference	-	-	-	1,230	6,169	-	-	7,399
Amortization charge	(887,987)	(850,312)	(1,256,257)	(74,771)	-	(24,511)	(24,379)	(3,118,217)
Impairment charge	-		-	-	(1,478,892)	-	-	(1,478,892)
Closing net book amount	15,064,229	10,275,699	16,569,620	1,283,925	5,384,777	269,018	240,020	49,087,288

At 30 June 2024
Cost	17,691,796	16,212,081	19,470,972	1,358,696	6,863,669	336,055	275,415	62,208,684
Accumulation amortization and impairment	(2,627,567)	(5,936,382)	(2,901,352)	(74,771)	(1,478,892)	(67,037)	(35,395)	(13,121,396)
Net book amount	15,064,229	10,275,699	16,569,620	1,283,925	5,384,777	269,018	240,020	49,087,288
	AVb6 Integrin	hu PSA Anti-body	NanoMab	MAb	Pharma 15	Pivalate	Other Intellectual Property	Total
	$	$	$	$	$	$	$	$
Year ended 30 June 2025
Opening net book amount	15,064,229	10,275,699	16,569,620	1,283,925	5,384,777	269,018	240,020	49,087,288
Sale of asset (note 6(a))	-	-	-	-	-	-	-	-
Exchange differences	-	-	-	15,201	60,239	-	-	75,440
Amortization charge	(884,590)	(621,185)	(973,549)	(69,365)	-	(22,404)	(17,213)	(2,588,306)
Impairment charge	-	-	-	-	-	-	-	-
losing net book amount	14,179,639	9,654,514	15,596,071	1,229,761	5,445,016	246,614	222,807	46,574,422

At 30 June 2024
Cost	17,691,796	16,212,081	19,470,972	1,374,030	6,940,599	336,055	275,415	62,300,948
Accumulated amortization and impairment	(3,512,157)	(6,557,567)	(3,874,901)	(144,269)	(1,495,583)	(89,441)	(52,608)	(15,726,526)
Net book amount	14,179,639	9,654,514	15,596,071	1,229,761	5,445,016	246,614	222,807	46,574,422

Schedule of Employee Benefit Obligations	(c) Employee benefit obligations
	30 June 2025			30 June 2024
	Current	Non- current	Total	Current	Non- current	Total
	$	$	$	$	$	$
Leave obligations (i)	450,104	-	450,104	399,788	-	399,788